Label	Element	Value
Common Stock [Member]
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid	us-gaap_DistributionMadeToLimitedLiabilityCompanyLLCMemberCashDistributionsPaid	$ 50,000,000